Schedule of Condensed statements of cash flows (Details) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities			¥ (114,135)	¥ (26,950)	¥ (158,861)
Cash flows from investing activities
Placement of short-term investments			(186,471)	(42,722)	(182,474)
Cash received from maturities of short-term investments			172,522	56,071	211,408
Net cash generated from/(used in) investing activities			(15,600)	12,822	27,694
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited	$ (19.2)	¥ (137,900)
Cash payment for redemption of Series C convertible redeemable preferred shares					(137,202)
Cash repayments of long-term borrowings to a third party					(11,840)
Cash payment for settling a dispute with a security holder			(3,055)
Net cash (used in)/generated from financing activities			1,945	140,345	(159,042)
Effect of exchange rate changes on cash and cash equivalents and restricted cash			1,870	2,230	42,770
Net (decrease)/increase in cash and cash equivalents and restricted cash			(125,920)	128,447	(247,439)
Cash and cash equivalents and restricted cash at beginning of the year			248,392	119,945	367,384
Cash and cash equivalents and restricted cash at end of the year			122,472	248,392	119,945
Prime Impact Cayman LLC [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited				8,609
World Dynamic Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited				93,436
Goldrock Holdings Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited				35,863
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities			(26,291)	(20,885)	(6,352)
Cash flows from investing activities
Cash paid for investments in subsidiaries, VIE and subsidiaries of VIE					(172,030)
Placement of short-term investments			(161,739)
Cash received from maturities of short-term investments			129,392		63,757
Net cash generated from/(used in) investing activities			(32,347)		(108,273)
Cash flows from financing activities
Cash payment for redemption of Series C convertible redeemable preferred shares					(137,202)
Cash repayments of long-term borrowings to a third party					(11,840)
Cash payment for settling a dispute with a security holder			(3,055)
Net cash (used in)/generated from financing activities			(3,055)	137,908	(149,042)
Effect of exchange rate changes on cash and cash equivalents and restricted cash			1,558	1,002	11,725
Net (decrease)/increase in cash and cash equivalents and restricted cash			(60,135)	118,025	(251,942)
Cash and cash equivalents and restricted cash at beginning of the year			119,033	1,008	252,950
Cash and cash equivalents and restricted cash at end of the year			58,898	119,033	1,008
Parent Company [Member] | Prime Impact Cayman LLC [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited				8,609
Parent Company [Member] | World Dynamic Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited				93,436
Parent Company [Member] | Goldrock Holdings Limited [Member]
Cash flows from financing activities
Proceeds from PIPE financing – Goldrock Holdings Limited				¥ 35,863